STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The significant assumptions used to estimate the fair value of the equity awards granted were;

Grant date	August 10, 2022
Underlying common stock	$0.25
Expected term (years)	5.25
Risk-free interest rate	2.93%
Volatility	95%
Dividend yield	None

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table summarizes activities related to stock options of the Company for the three months ended March 31, 2023:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value (Per Option)
Outstanding at December 31, 2022	2,670,000	$0.62	6.21	$—
Outstanding at March 31, 2023	2,670,000	$0.62	6.21	$—
Exercisable at March 31, 2023	2,670,000	$0.62	4.83	$—

The following table summarizes activities related to stock options of the Company for the years ended December 31, 2022, and 2021:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2021	1,900,000	$0.66	6.83	$-
Outstanding at December 31, 2021	1,900,000	$0.66	5.83	$-
Granted	770,000	0.50	-
Outstanding at December 31, 2022	2,670,000	$0.62	6.21	$-
Exercisable at December 31, 2022	1,900,000	$0.66	4.83	$-

SCHEDULE OF STOCK WARRANT VALUATION ASSUMPTIONS

●	Underlying common stock value: $0.25
●	Exercise price of the warrant: $0.50
●	Life of the warrant: 0.15 years
●	Risk free return rate: 1.99%
●	Annualized volatility rate of four comparative companies: 94%

SCHEDULE OF WARRANTS ACTIVITY

The following table summarizes activities related to warrants of the Company for the years ended December 31, 2022, and 2021:

	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remining Life (Years)
Outstanding and exercisable at January 1, 2021	4,060,000	$0.53	2.50
Outstanding an exercisable at December 31, 2021	4,060,000	$0.53	1.50
Expired	(3,960,000)	$0.51	—
Exercised	(100,000)	$0.50	—
Outstanding and exercisable at December 31, 2022	—	$—	—